Stockholders' Equity (Tables)	12 Months Ended
Jun. 30, 2013
Stockholders' Equity [Abstract]
Warrant activity
A summary of warrant activity for the three years ended June 30, 2013 follows:

	2013		2012		2011
	Number of Shares	Weighted-Average Exercise Price Per Share	Number of Shares	Weighted-Average Exercise Price Per Share	Number of Shares	Weighted-Average Exercise Price Per Share
Balance at June 30	1,125,000	$2.64	1,125,000	$2.64	--	--
Warrants granted	--	--	--	--	1,125,000	$2.64
Warrants canceled	--	--	--	--	--	--
Warrants exercised	--	--	--	--	--	--
Outstanding and exercisable at June 30	1,125,000	$2.64	1,125,000	$2.64	1,125,000	$2.64

Option activity for stock option plans
The following is a summary of option activity for the Company’s stock option plans:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at June 30, 2012	979,209	$3.11

Granted	273,750	$0.92
Forfeited/cancelled	(35,500)	$2.53
Expired	(153,709)	$4.54
Exercised	--
Outstanding at June 30, 2013	1,063,750	$2.36	2	$119,000
Vested and Expected to Vest at June 30, 2013	943,175	$2.37	2	$85,000
Exercisable at June 30, 2013	549,276	$3.04	1	$1,000

Stock options outstanding
The following table summarizes information about stock options outstanding at June 30, 2013:

Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$0.86-$1.13	279,250	3.3	$0.93	1,750	$1.05
$1.88-$2.56	491,250	1.4	$2.30	351,566	$2.36
$2.88-$3.82	267,500	1.7	$2.96	170,210	$2.97
$6.00	6,250	0.1	$6.00	6,250	$6.00
$14.32-$15.80	19,500	0.5	$15.17	19,500	$15.17
	1,063,750			549,276

Non-vested stock options activity
Non-vested stock option activity for the year ended June 30, 2013, is as follows:

	Non-vested Stock Options	Weighted-Average Grant Date Fair Value
Outstanding at June 30, 2012	479,803	$1.50
Granted	273,750	$0.52
Vested	(235,079)	$1.51
Forfeited	(4,000)	$1.05
Outstanding at June 30, 2013	514,474	$0.97

Restricted stock activity granted to employees
The following is a summary of restricted stock activity granted to employees during the years ended June 30, 2013, and 2012:

	2013		2012
	Number of Shares	Weighted-Average Grant Date Fair Value	Number of Shares	Weighted-Average Grant Date Fair Value
Balance at June 30	540,000	$1.93	30,000	$2.25
Granted	50,000	$0.91	720,000	$1.89
Vested	(174,997)	$1.95	(10,000)	$2.25
Forfeited	(25,000)	$1.70	(200,000)	$1.80
Outstanding at June 30	390,003	$1.81	540,000	$1.93